Financial Instruments With Off-Balance-Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2012
Financial Instruments With Off-Balance-Sheet Risk [Abstract]
Contractual Amount of Financial Instruments with Credit Risk [Table Text Block]
The following table shows financial instruments outstanding whose contract amount represents credit risk at December 31:

	Contract or Notional Amount
	2012	2011
	(Dollars in thousands)
Commitments to originate loans	$7,320	$10,176
Unused lines of credit	60,228	59,650
Standby and commercial letters of credit	1,886	1,811
Credit card arrangement	1,008	933
MPF credit enhancement obligation, net (See Note 18)	307	86
Commitment to purchase investment securities	1,021	504
Total	$71,770	$73,160